Equity - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 559,746	$ 497,044	$ 581,397
Issues of ordinary shares during the period
Ending balance	$ 535,509	$ 500,002	$ 535,509
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance (in shares) | shares		650,454,551	648,696,070
Beginning balance		$ 1,165,309	$ 1,163,153
Issues of ordinary shares during the period
Exercise of share options (in shares) | shares		0	0
Exercise of share options		$ 0	$ 209
Transfer to employee share trust (in shares) | shares		0	0
Transfer to employee share trust		$ 0	$ 0
Share based compensation for services rendered (in shares) | shares		0	0
Share based compensation for services rendered		$ 0	$ 0
Transaction costs arising on share issue (in shares) | shares		0	0
Transaction costs arising on share issue		$ (2,660)	$ (4)
Total contributions of equity during the period (in shares) | shares		86,666,667	0
Total contributions of equity during the period		$ 42,405	$ 205
Share options reserve transferred to equity on exercise of options (in shares) | shares		0	0
Share options reserve transferred to equity on exercise of options		$ 0	$ 228
Ending balance (in shares) | shares	648,696,070	737,121,218	648,696,070
Ending balance	$ 1,163,586	$ 1,207,714	$ 1,163,586
Issued Capital | Placement Agreement
Issues of ordinary shares during the period
Placement of shares under a share placement agreement (in shares) | shares		86,666,667	0
Placement of shares under a share placement agreement		$ 45,065	$ 0